PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7:- PROPERTY AND EQUIPMENT

	December 31,
	2012	2011
Cost:
Computer equipment	$598	$584
Office furniture and laboratory equipment	1,049	1,336
Leasehold improvements	617	384

	2,264	2,304
Accumulated depreciation:
Computer equipment	537	497
Office furniture and laboratory equipment	790	920
Leasehold improvements	391	295

	1,718	1,712

Depreciated cost	$546	$592

Depreciation expenses for the years ended December 31, 2012, 2011 and 2010 were $274, $458 and $415, respectively.